Income Taxes - Deferred Taxes (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Taxes and Distributions [Abstract]
Fixed assets and intangibles	$ 3,982,000	$ 2,455,000
Expense accruals and other	1,076,000	620,000
Net operating loss	4,306,000	1,856,000
Valuation allowances	(9,364,000)	(4,931,000)
Total deferred income tax assets	0	0
Operating Loss Carryforwards	$ 16,158,000	$ 7,179,000